File Nos. 33-26830
                                                                    811-5717

                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [_]

     Post-Effective Amendment No. 17                                  [X]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 17                                                 [X]

(Check appropriate box or boxes.)

                DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----
          on     (date)      pursuant to paragraph (b)
     ----
      X  60 days after filing pursuant to paragraph (a)(i)
     ----
         On       (date)     pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----


DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
Cross-Reference Sheet Pursuant to Rule 495(a)
Items in
Part A of
Form N-1A     Caption                                                Page
---------     -------                                                ----

  1           Front and Back Cover Pages                             Covers

  2           Risk/Return Summary:  Investments, Risks,                3
              and Performance

  3           Risk/Return Summary:  Fee Table                          5

  4           Investment Objectives, Principal Investment              2
              Strategies, and Related Risks

  5           Management's Discussion of Fund Performance              4

  6           Management, Organization, and Capital Structure          6

  7           Shareholder Information                                  8

  8           Distribution Arrangements                               11

  9           Financial Highlights Information                         7

Items in
Part B of
Form N-1A
---------

  10          Cover Page, Table of Contents                          Cover

  11          Fund History                                           B-2

  12          Description of the Fund and its Investments
              and Risks                                              B-2

  13          Management of the Fund                                 B-8

  14          Control Persons and Principal                          B-13
              Holders of Securities

  15          Investment Advisory and Other                          B-13
              Services

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
Cross-Reference Sheet Pursuant to Rule 495(a) (continued)

Items in
Part B of
Form N-1A     Caption                                                Page
---------     -------                                                -----

  16          Brokerage Allocation and Other Practices               B-14

  17          Capital Stock and Other Securities                     B-27

  18          Purchase, Redemption and Pricing                       B-15
              of Securities Being Offered

  19          Tax Status                                             *

  20          Underwriters                                           B-26

  21          Calculations of Performance Data                       B-27

  22          Financial Statements                                   B-28

Items in
Part C of
Form N-1A
---------

  23          Exhibits                                               C-1

  24          Persons Controlled by or Under                         C-2
              Common Control with the Fund

  25          Indemnification                                        C-2

  26          Business and Other Connections of                      C-2
              Investment Adviser

  27          Principal Underwriters                                 C-8

  28          Location of Accounts and Records                       C-11

  29          Management Services                                    C-11

  30          Undertakings                                           C-11

Dreyfus Worldwide
Dollar Money Market
Fund, Inc.

Investing in high-quality money market securities for safety of principal and liquidity

Prospectus ______, 1998

As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit. It is a criminal offense to state otherwise.
 [Page ]
                 Contents
                                    The Fund
-----------------------------------------------
What every investor        2        Goal/Approach
should know about          3        Main Risks
the fund                   4        Past Performance
                           5        Expenses
                           6        Management
                           7        Financial Highlights

                                    Your Investment
----------------------------------------------------
Information                8        Account Policies
for managing your         11        Distributions and Taxes
fund account              12        Services for Fund Investors
                          14        Instructions for Regular Accounts
                          16        Instructions for IRAs

                                    For More Information
---------------------------------------------------------
Where to learn more                 Back Cover
about this and other
Dreyfus funds


   [Page]

The Fund

Dreyfus Worldwide Dollar
Money Market Fund, Inc.
Ticker Symbol: DWDXX
Goal/Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To help the fund maintain a $1.00 share price, the fund's investments are subject to maturity, quality and diversification requirements, some of which are described in the sidebar on this page.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. Government or its agencies

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

* repurchase agreements

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

More information on the fund can be found in the current annual/semiannual report (see back cover).

Concepts to understand

Money market fund: a
specific type of fund that seeks to maintain a $1 price per share. Money market funds are subject to strict federal requirements and must do the following: maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high-quality dollar-denominated short-term obligations


Main Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a $1.00 price per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be eroded by inflation.

Among the risks that could potentially reduce the fund's income level and/or share price are:

* the risk that any of the fund's holdings could have its credit rating downgraded or could default

* the risk that interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

* the risks generally associated with concentrating investments in the industry, such as interest-rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.


Concept to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating.


The Fund

Past Performance The table below shows the fund's annual returns and how the fund's performance has varied from year to year. It assumes reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

Year-by-year total return as of  12/31 each year (%)
Best Quarter:             Qx `9x             +xx.xx%
Worst Quarter:            Qx `9x              -x.xx%

The fund's 7-day yield on x/xx/98 was xx.xx%. The fund's yield was increased by __% due to a voluntary fee waiver currently in effect. For the fund's current yield, call toll-free 1-800-645-6561.

What this fund is - and isn't

This fund is a mutual fund:

a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results. An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Expenses

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fee                                                         0.50%
Service fee                                                            0.18%
Other expenses                                                         0.21%
-------------------------------------------------------------------------------
Total                                                                  0.89%
Expense example
1 Year                      3 Years           5 Years                10 Years
-------------------------------------------------------------------------------
$91                          $284              $493                   $1,096

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand Management fee:
the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended October 31, 1997, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.36 of 1%, reducing total expenses from 0.89% to 0.75%. This waiver was voluntary and is currently in effect.

Service fee: a fee of up to 0.25% paid to Dreyfus Service Corporation for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund

Management

The fund's investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes with more than $100 billion in more than 150 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $325 billion of assets under management and $1.6 trillion of assets under administration, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania. The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Concept to understand Year 2000 issues: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

While year 2000-related computer problems could have a negative effect on the fund, Dreyfus is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

Financial Highlights

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, the fund's independent auditors.

                                                                  Year Ended October 31,
                                                 1997              1996          1995         1994         1993
-----------------------------------------------------------------------------------------------------------------
Per-Share Data ($)
Net asset value, beginning of period             1.00              1.00          1.00         1.00         1.00
Investment operations:
      Investment income - net                    .049              .049          .052         .031         .027
Distributions:
      Dividends from investment
      income - net                              (.049)            (.049)        (.052)       (.031)       (.027)
Net asset value, end of period                   1.00              1.00          1.00         1.00         1.00
Total return (%)                                 5.02              4.96          5.33         3.17         2.75
Ratios/Supplemental Data
Ratio of expenses to average
net assets (%)                                    .75               .81           .86          .84          .77
Ratio of net investment income
to average net assets (%)                        4.90              4.86          5.20         3.07         2.76
Decrease reflected in above
expense ratios due to actions
by Dreyfus (%)                                    .14               .05            _            _           .02
Net assets, end of period ($ x 1,000)       1,667,835         1,941,601     2,105,361    2,469,367    3,438,076


The Fund

Your Investment
Account Policies
Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange and the fund's transfer agent are open. Your order will be priced at the next NAV calculated after your order is accepted by the fund. The fund's investments are valued based on market value, or where market quotations are not readily available, based on their amortized cost, which does not take into account unrealized gains or losses. Minimum investments

                        Initial               Additional
Regular accounts        $2,500                $100
                                              $500 for

                            TeleTransfer investments
Traditional IRAs        $750                  no minimum
Spousal IRAs            $750                  no minimum
Roth IRAs               $750                  no minimum
Education IRAs          $500                  N/A
Dreyfus automatic       $100                  $100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand Traditional IRA: an individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-free; distributions are taxable as income. Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions to pay retirement expenses.
Education IRA: an IRA with nondeductible contributions, tax-free growth of assets, and tax-free distributions to pay educational expenses.
For more complete IRA information, consult Dreyfus or your tax professional.


Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week. Before selling or writing a check for recently purchased shares, if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days Limitations on selling shares by phone

                                  Minimum          Maximum
-------------------------------------------------------------------------------
Check request                     no minimum       $150,000 per day
Wire                              $1,000           $250,000 for joint accounts
                                  every 30 days
TeleTransfer                      $500             $250,000 for joint accounts
                                  every 30 days

There are no dollar limitations when selling shares by written request.

Written sell orders
Some circumstances require written sell orders, along with signature guarantees. These include:

* amounts of $100,000
  or more

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


Your Investment

Account Policies (continued)
General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds. Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order. The fund reserves the right to:

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Distributions and Taxes

The fund generally pays its shareholders dividends from its net investment income on the last calendar day of each month, and distributes any net capital gains that it has realized annually. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments. Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them as cash. In general, dividends paid by the fund will be taxable to U.S. shareholders as ordinary income. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from the fund. Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand Dividends: income or interest paid by the investments in the fund's portfolio.

Distributions: income, net of expenses passed on to fund shareholders. These are calculated on a per share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution. Capital gains: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.


Your Investment

Services for fund Investors
Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561. For investing Dreyfus Automatic For making automatic investments Asset BuilderRegistration Mark from a designated bank account. Dreyfus Payroll For making automatic investments Savings Plan through a payroll deduction.

Dreyfus Government                            For making automatic investments
Direct Deposit                                from your federal employment,
Privilege                                     Social Security or other regular
                                              federal government check.

Dreyfus Dividend                              For automatically reinvesting the
Sweep                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).

For exchanging shares
Dreyfus Auto-                                 For making regular exchanges
Exchange Privilege                            from one Dreyfus fund into
                                              another.
For selling shares
Dreyfus Automatic For making regular withdrawals Withdrawal Plan from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning. Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the Transfer Agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load on any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer Privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application. Account statements Every Dreyfus investor automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*  for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

*  for SEP-IRAs, 401(k) and 403(b) accounts, call 1-800-322-7880

*  for Keogh accounts, call 1-800-358-5566

Your Investment
Instructions for regular accounts

TO OPEN AN ACCOUNT                              TO ADD TO AN ACCOUNT
In Writing
-------------------------------------------------------------------------------
Complete the application.                       Fill out an investment slip,
Mail your application and a check to:           and write your account number
The Dreyfus Family of Funds                     on your check.
P.O. Box 9387, Providence, RI 02940-9387

                                                Mail the slip and the check
                                                to:The Dreyfus Family of Funds
                                                P.O. Box 105, Newark, NJ
                                                07101-0105

By Telephone
-------------------------------------------------------------------------------
Wire Have your bank send your Wire Have your bank send your investment to The Bank of New York, investment to The Bank of New with these instructions: York, with these instructions:

                * DDA# 8900052325
                * DDA# 8900052325
                * the fund name
                * the fund name
                * your Social Security or tax ID number
                * your account number
                * name(s) of investor(s)
                * name(s) of investor(s)

Call us to obtain an account                    Electronic check  Same as
number. Return your application.                wire, but insert "1111" before
                                                your account number and add
                                                ABA# 021000018

                              TeleTransfer Request
                              TeleTransfer on your application.
                              Call us to request your transaction.

Automatically
-------------------------------------------------------------------------------
With an initial investment  Indicate on         All services  Call us to
your application which automatic                request a form to add any
service(s) you want. Return your                automatic investing service
application with your investment.               (see "Services for Fund
                                                Investors"). Complete and
                                                return the forms along with

Without any initial investment Check any other required materials.
the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

Via the Internet
-------------------------------------------------------------------------------
Computer Visit the Dreyfus Web site, http://www.dreyfus.com, and follow the instructions to download an account application.

TO SELL SHARES
In Writing
-------------------------------------------------------------------------------
Write a redemption check or write a letter of instruction that includes: * your name(s) and signature(s) * your account number * the fund name * the dollar amount you want to sell * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies - Selling Shares).

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

By Telephone
-------------------------------------------------------------------------------
Wire be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank. TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check. Check Call us to request your transaction. A check will be sent to the address of record.

Automatically
-------------------------------------------------------------------------------
Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Via the Internet
-------------------------------------------------------------------------------

  To reach Dreyfus, call toll free in the U.S.
  1-800-645-6561
  Outside the U.S. 516-794-5452
  Make checks payable to:
  The Dreyfus Family of Funds
  You also can deliver requests to any Dreyfus
  Financial Center. Because
  processing time may vary, please ask
  the representative when your account will be credited or debited.

Concepts to understand Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.


Your Investment
 Instructions for IRAs

TO OPEN AN ACCOUNT                              TO ADD TO AN ACCOUNT
In Writing
-------------------------------------------------------------------------------
Complete an IRA application, making sure        Fill out an investment slip,
to specify the fund name and to                 and write your account number
indicate the year the contribution is for.      on your check. Indicate the
                                                year the contribution is for.

Mail your application and a check to:           Mail in the slip and the check
The Dreyfus Trust Company, Custodian            (see "To Open an Account").
P.O. Box 6427, Providence, RI 02940-6427

By Telephone
-------------------------------------------------------------------------------
                                                Wire Have your bank send your
                                                investment to The Bank of New
                                                York, with these instructions: *
                                                DDA# 8900052325 * the fund name
                                                * your account number * name of
                                                investor * the contribution year
                                                Electronic check Same as wire,
                                                but insert "1111" before your
                                                account number and add ABA#
                                                021000018

                                                Telephone Contribution Call to
                                                request us to move money from a
                                                regular Dreyfus account to an
                                                IRA (both accounts must have the
                                                same name).

Automatically
-------------------------------------------------------------------------------
Without any initial investment  Call us         All services  Call us to
to request a Dreyfus Step Program form.         request a form to add an
Complete and return the form along              automatic investing service
with your application.                          (see "Services for Fund
                                                Investors"). Complete and
                                                return the form along with
                                                any other required materials.
                                                All contributions will count
                                                as current year.

Via the Internet
-------------------------------------------------------------------------------
Computer Visit the Dreyfus Web site, http://www.dreyfus.com, and follow the instructions to download an account application.

TO SELL SHARES
In Writing
-------------------------------------------------------------------------------
Write a redemption check* or write a letter of instruction that includes: * your name and signature * your account number and fund name * the dollar amount you want to sell * how and where to send the proceeds * whether the distribution is qualified or premature * whether the 10% TEFRA should be withheld Obtain a signature guarantee or other documentation, if required. Mail in your request (see "Account Policies - Selling Shares"). *A redemption check written for a qualified distribution is not subject to TEFRA.

By Telephone
-------------------------------------------------------------------------------

Automatically
-------------------------------------------------------------------------------
Dreyfus Automatic Withdrawal Plan Call us to request instructions to establish the plan.

Via the Internet
-------------------------------------------------------------------------------


  To reach Dreyfus, call toll free in the U.S.
  1-800-645-6561
  Outside the U.S. 516-794-5452
  Make checks payable to:
  The Dreyfus Trust Co., Custodian
  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

For More Information
                       Dreyfus Worldwide Dollar
                       Money Market Fund, Inc.
                       SEC file number:  811-5717
                       More information on this fund
                       is available free upon request, including the following:
                       Annual/Semiannual Report
                       Describes the fund's
                       performance and lists portfolio holdings.
                       Statement of Additional
                       Information (SAI)
                       Provides more details about the
                       fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:
By telephone
Call 1-800-645-6561
By mail  Write to:
Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail  Send your request to info@dreyfus.com
On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
    SEC
    http://www.sec.gov
    Dreyfus
    http://www.dreyfus.com
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

Copy Rights 1998, Dreyfus Service Corporation             762P0898

                DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                 ______ , 1998
------------------------------------------------------------------------------

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Fund"), dated August 1, 1998, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:


                  Call Toll Free 1-800-645-6561
                  In New York City--Call 1-718-895-1206
                  Outside the U.S.--Call 516-794-5452


          The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.



                                TABLE OF CONTENTS


                                                                   PAGE


Description of the Fund............................................B-2
Management of the Fund.............................................B-8
Management Agreement...............................................B-13
How to Buy Shares..................................................B-15
Shareholder Services Plan..........................................B-17
How to Redeem Shares...............................................B-18
Shareholder Services...............................................B-20
Determination of Net Asset Value...................................B-25
Dividends, Distributions and Taxes.................................B-26
Portfolio Transactions.............................................B-26
Yield Information..................................................B-27
Information about the Fund.........................................B-27
Counsel and Independent Auditors...................................B-28
Appendix...........................................................B-29

                            DESCRIPTION OF THE FUND

          The Fund is a Maryland corporation formed on February 2, 1989. The Fund is an open-end management investment company, known as a money market mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

          The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The Fund invests in short-term money market obligations, including those described below.

          BANK OBLIGATIONS. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

          Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

          Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          Obligations of foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.


          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

          In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.


          U.S. GOVERNMENT SECURITIES. The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


          REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund may enter into repurchase agreements with certain banks or non-bank dealers.

          COMMERCIAL PAPER. The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

          FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

          PARTICIPATION INTERESTS. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

          ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

         ASSET-BACKED SECURITIES. The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

INVESTMENT TECHNIQUES

          In addition to the principal investment strategies discussed in the Fund's prospectus, the Fund also may engage in the investment techniques described below.

          LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

          FORWARD COMMITMENTS. The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


 INVESTMENT RESTRICTIONS


          The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:


          1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to above and in the Prospectus).

          2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Prospectus. While borrowings under (i) above exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except (i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements to the extent described in the Prospectus.

          4. Sell securities short or purchase securities on margin.

          5. Write or purchase put or call options or combinations thereof.

          6. Act as underwriter of securities of other issuers.

          7. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          8. Make loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

          10. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

          11. Invest in companies for the purpose of exercising control.

          12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

          If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

          The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                             MANAGEMENT OF THE FUND



          The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:


  The Dreyfus Corporation................................Investment Adviser
  Premier Mutual Fund Services, Inc......................Distributor
  Dreyfus Transfer, Inc..................................Transfer Agent
  The Bank of New York...................................Custodian


          Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND

LUCY WILSON BENSON, BOARD MEMBER. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of Communications Satellite Corporation, General RE Corporation and Logistics Management Institute. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs and a member of the Council on Foreign Relations. From 1980 to 1994, Mrs. Benson was a director of The Grumman Corporation. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 to 1981. From 1977 to 1980, she was Under Secretary of State of Security Assistance, Science and Technology. She is 70 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.

DAVID W. BURKE, BOARD MEMBER. Chairman of the Broadcasting Board of
          Governors, an independent board within the United States Information Agency, since August 1995. From August 1994 to December 1994, Mr. Burke was a Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 61 years old and his address is 197 Eighth Street, Charleston, Massachusetts 02109.


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He is also a director of Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Caryle Industries, Inc. (formerly, Belding Heminway, Inc.), a button packager and distributor, Career Blazers Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 54 years old and his address is 200 Park Avenue, New York, New York 10166.


MARTIN D. FIFE, BOARD MEMBER. Chairman of the Board of Magar Inc., a company specializing in financial products and developing early stage companies. In addition, Mr. Fife is Chairman of the Board and Chief Executive Officer of Skysat Communications Network Corporation, a company developing telecommunications systems. Mr. Fife also serves on the boards of various other companies. He is 69 years old and his address is 405 Lexington Avenue, New York, New York 10174.

WHITNEY I. GERARD, BOARD MEMBER. Partner of the New York City law firm of
          Chadbourne & Parke. He is 62 years old and his address is 30 Rockefeller Plaza, New York, New York 10112.

ROBERT R. GLAUBER, BOARD MEMBER. Research Fellow, Center for Business and
          Government at the John F. Kennedy School of Government, Harvard University, since January 1992. Mr. Glauber was Under Secretary of the Treasury for Finance at the U.S. Treasury Department from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is also a director of Mid Ocean Reinsurance Co. Ltd, Cooke and Bieler, Inc., investment counselors, NASD Regulation, Inc. and the Federal Reserve Bank of Boston. He is 58 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.

ARTHUR A. HARTMAN, BOARD MEMBER. Senior consultant with APCO Associates Inc.
          From 1981 to 1987, he was United States Ambassador to the former Soviet Union. He is a director of the ITT Hartford Insurance Group, Ford Meter Box Corporation, Lawter International and a member of the advisory councils of several other companies, research institutes and foundations. Ambassador Hartman is Chairman of First NIS Regional Fund (ING/Barings Management). He is a former President of the Harvard Board of Overseers. He is 70 years old and his address is 2738 McKinley Street, N.W., Washington, D.C. 20015.

GEORGE L. PERRY, BOARD MEMBER. An economist and Senior Fellow at the
          Brookings Institution since 1969. He is co-director of the Brookings panel on Economic Activity and editor of its journal, The Brookings Papers. He is also a director of the State Farm Mutual Automobile Association, State Farm Life Insurance Company and Federal Realty Investment Trust. He is 62 years old and his address is 1775 Massachusetts Avenue, N.W., Washington, D.C. 20036.




          The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended October 31, 1997, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1997, were as follows:

                                                             Total Compensation
                                                             From Fund and
                               Aggregate                     Fund Complex
Name of Board                  Compensation                  Paid to Board
Member                         From Fund*                    Member

Lucy Wilson Benson              $7,000                       $ 74,055 (15)

David W. Burke                  $7,000                       $239,000 (49)

Joseph S. DiMartino             $8,750                       $597,128 (96)

Martin D. Fife                  $6,500                       $ 60,500 (12)

Whitney I. Gerard               $7,000                       $ 60,500 (12)

Robert R. Glauber               $7,000                       $102,500 (20)

Arthur A. Hartman               $6,500                       $ 55,750 (12)

George L. Perry                 $7,000                       $ 60,500 (12)


------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,208 for all Board members as a group.

OFFICERS OF THE FUND

MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive
          Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 40 years old.


MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Senior Vice President and Director of Strategic Client Initiatives of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a director of GE Investment Services. He is 36 years old.


RICHARD W. INGRAM, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1994 to November 1995, he was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, he was Vice President, Assistant Treasurer and Tax Director Mutual Funds of The Boston Company, Inc. He is 42 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 33 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
          President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 35 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at The Boston Company, Inc. He is 28 years old.


CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
          Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 25 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President of
          Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York., where she held various sales and marketing positions. She is 36 years old.

          The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.

          The Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on May 15, 1998.

          As of May 15, 1998, no persons or entities were known by the Fund to own of record 5% or more of the Fund's outstanding voting securities.



                              MANAGEMENT AGREEMENT


          The Manager is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.


          The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 4, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on February 5, 1998. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


          The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President-Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Systems; William V. Healey, Assistant Secretary; and Mandell L. Berman, Burton
C. Brogelt, Frank V. Cahouet and Richard F. Syron, directors.


          The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Bernard Kiernan, Jr., Patricia A. Larkin and Thomas S. Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

          The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, Fund shares are subject to an annual service fee. See "Shareholder Services Plan."

          As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .50 of 1% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to investors. The management fees payable for the fiscal years ended October 31, 1995, 1996 and 1997 amounted to $11,033,454, $10,155,364 and $9,208,248, respectively; however, such amount for fiscal years ended 1996 and 1997 was reduced by $1,062,418 and $2,522,347, respectively, pursuant to undertakings by the Manager in effect, resulting in $9,092,946 and $6,685,901 being paid in fiscal 1996 and 1997, respectively.

          The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.



          THE DISTRIBUTOR. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's custodian (the "Custodian"). Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                                HOW TO BUY SHARES

          The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day the New York Stock Exchange and the Transfer Agent are open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

          The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or
(ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

          DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.

          Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TELETRANSFER Privilege."


          TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require the following: that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.


          There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from your account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

          REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.



                            SHAREHOLDER SERVICES PLAN


          The Fund has adopted a Shareholder Service Plan pursuant to which the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.


          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved by the Board at a meeting held on February 5, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

          For the fiscal year ended October 31, 1997, the Fund was charged $3,319,704 pursuant to the Shareholder Services Plan.



                              HOW TO REDEEM SHARES


          CHECK REDEMPTION PRIVILEGE. Each Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. The Check Redemption Privilege may be established for an existing account by separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application, Shareholder Services Form or later written request must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

          If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by you. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:



                                            Transfer Agent's
Transmittal Code                            Answer Back Sign

144295                                      144295 TSSG PREP



          If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.


          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


          DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Shares--Dreyfus TELETRANSFER Privilege."


          STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

          REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


          FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


          A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

          B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

          D. Shares of funds purchased with a sales load, shares of any funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


          To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

          To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.


          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


          Certain funds in the Dreyfus Family of Funds offer multiple classes of shares to the public. If you, as an investor in a fund offering multiple classes of shares, exchange shares of such fund subject to a contingent deferred sales charge ("CDSC") for shares of the Fund, the Fund shares obtained in the exchange will be held in a separate Exchange Account for you. Shares held in an Exchange Account may be exchanged only for shares of certain other funds in the Dreyfus Family of Funds. No CDSC will be imposed on such shares at the time of exchange; however, you should review carefully the current prospectus of the fund from which such shares were exchanged and into which such shares are being exchanged to determine the CDSC applicable on redemption. Exchange Account shares are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Options and the Automatic Withdrawal Plan, and redemption proceeds on such shares will be paid only by Federal wire or by check.

          DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


          Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-654-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


          DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchases Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

         DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government rutomatically deposited into your fund account. You may deposit as much of such payments as you elect.

          DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.

          DREYFUS STEP PROGRAM. The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."


          DREYFUS DIVIDEND SWEEP. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

          A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

          B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided, that if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

          D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          MONTHLY OR QUARTERLY DISTRIBUTION PLANS. The Distribution Plans permit you to receive monthly or quarterly payments from the Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding month or calendar quarter.

          CORPORATE PENSION, PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), Education IRAs and IRA "Rollover Accounts") and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs (except SEP-IRAs), please call 1-800-645-6561; or for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.


          Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

          A fee may be charged by the entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY WHICH ACTS AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.


          The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs, with more than one participant, is $2,500, with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.


          The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE



          AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

          The Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available are valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value as determined in good faith by the Board.

          The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be ex amined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it deems necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

          NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          Management believes that the Fund has qualified for the fiscal year ended October 31, 1997 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code.

          Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund will be taxable to U.S. shareholders as ordinary income whether received in cash or reinvested in Fund shares. No dividend paid by the Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of the Fund, if any, are taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes regardless of how long shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in Fund shares.


                             PORTFOLIO TRANSACTIONS


          Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Ordinarily no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

          Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms.

          Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

                                YIELD INFORMATION



          THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."


          For the seven-day period ended October 31, 1997, the Fund's yield was 5.01% and effective yield was 5.14%, which reflects the waiver of a portion of the management fee. Had a portion of the management fee not been waived, the Fund's yield for the same period would have been 4.89% and its effective yield would have been 5.01%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the port folio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

          From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by the Manager over certain time periods.

          Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Bank Rate MonitorTM, N. Palm Beach, Fla. 33408, IBC's Money Fund ReportTM, MONEY Magazine and other industry publications.


                           INFORMATION ABOUT THE FUND


          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


          The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS


          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Fund.

                                    APPENDIX


          Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments. The rating Fitch-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

          The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

          Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degree from issues rated AAA.

          Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

          Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch are judged by Fitch to be of very high credit quality. The AA rating by Fitch denotes a very low expectation of credit risk. The AA rating by Fitch indicates a very strong capacity for timely payment of financial commitments; the capacity is not significantly vulnerable to foreseeable events.

          Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt. Bonds rated AA are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

          Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

          In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                     DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

                           PART C. OTHER INFORMATION
                           -------------------------



Item 23.  Exhibits. - List
-------   ------------------





          Exhibits:

 (1) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to (1)(b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.


 (2)      Registrant's By-Laws, as amended.

 (4) Management Agreement is incorporated by reference to Exhibit (5) of Pre-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.

 (5)(a) Distribution Agreement is incorporated by reference to Exhibit (6) of Pre-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.

 (5)(b) Forms of Service Agreement are incorporated by reference to Exhibit 6(b) and (6)(c) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.

 (7)      Amended and Restated Custody Agreement is incorporated by reference to
          Exhibit 8(a) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.

 (9) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on January 31, 1996.

 (10)     Consent of Independent Auditors.

 (14) Financial Data Schedule is incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on February 26, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------


          Not Applicable




Item 25.  Indemnification
-------   ---------------


          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 4 of Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 15, 1989.

          Reference is also made to the Distribution Agreement attached as Exhibit (6) of Pre-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 1995.


Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------


          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

--------  ----------------------------------------------------------------


          Officers and Directors of Investment Adviser
          --------------------------------------------

Name and Position
with Dreyfus             Other Businesses
-----------------        ----------------

MANDELL L. BERMAN        Real estate consultant and private investor
Director                      29100 Northwestern Highway, Suite 370
                              Southfield, Michigan 48034;
                         Past Chairman of the Board of Trustees:
                              Skillman Foundation;
                         Member of The Board of Vintners Intl.

BURTON C. BORGELT        Chairman Emeritus of the Board and
Director                 Past Chairman, Chief Executive Officer and
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                         Director:
                              DeVlieg-Bullard, Inc.
                              1 Gorham Island
                              Westport, Connecticut 06880
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***

FRANK V. CAHOUET         Chairman of the Board, President and
Director                 Chief Executive Officer:
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***;
                         Director:
                              Avery Dennison Corporation
                              150 North Orange Grove Boulevard
                              Pasadena, California 91103;
                              Saint-Gobain Corporation
                              750 East Swedesford Road
                              Valley Forge, Pennsylvania 19482;
                              Teledyne, Inc.
                              1901 Avenue of the Stars
                              Los Angeles, California 90067

W. KEITH SMITH           Chairman and Chief Executive Officer:
Chairman of the Board         The Boston Company****;
                         Vice Chairman of the Board:
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***;
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405

CHRISTOPHER M. CONDRON   Vice Chairman:
President, Chief              Mellon Bank Corporation***;
Executive Officer,            The Boston Company****;
Chief Operating          Deputy Director:
Officer and a                 Mellon Trust***;
Director                 Chief Executive Officer:
                              The Boston Company Asset Management,
                              Inc.****;
                         President:
                              Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER        Director:
Vice Chairman and             The Dreyfus Trust Company++;
Chief Investment         Formerly, Chairman and Chief Executive Officer:
Officer, and a Director       Kleinwort Benson Investment Management
                                   Americas Inc.*

LAWRENCE S. KASH          Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                  The Boston Company Advisors, Inc.
                                53 State Street
                                Exchange Place
                                Boston, Massachusetts 02109;
                         Executive Vice President and Director:
                              Dreyfus Service Organization, Inc.**;
                         Director:
                              Dreyfus America Fund+++;
                              The Dreyfus Consumer Credit Corporation*;
                              The Dreyfus Trust Company++;
                              Dreyfus Service Corporation*;
                         President:
                              The Boston Company****;
                              Laurel Capital Advisors***;
                              Boston Group Holdings, Inc.;
                         Executive Vice President:
                              Mellon Bank, N.A.***;
                              Boston Safe Deposit and Trust
                              Company****

RICHARD F. SYRON         Chairman of the Board and
Director                 Chief Executive Officer:
                              American Stock Exchange
                              86 Trinity Place
                              New York, New York 10006;
                         Director:
                              John Hancock Mutual Life Insurance Company John
                              Hancock Place, Box 111 Boston, Massachusetts
                              02117; Thermo Electron Corporation 81 Wyman
                              Street, Box 9046 Waltham, Massachusetts
                              02254-9046; American Business Conference 1730 K
                              Street, NW, Suite 120 Washington, D.C. 20006;
RICHARD F. SYRON         Trustee:
Director                      Boston College - Board of Trustees
(continued)                   140 Commonwealth Ave.
                              Chestnut Hill, Massachusetts 02167-3934

J. DAVID OFFICER              Vice Chairman:
Vice Chairman                 The Dreyfus Corporation*;
                         Director:
                              Dreyfus Financial Services Corporation*****;
                              Dreyfus Investment Services Corporation*****;
                              Mellon Trust of Florida 2875 Northeast 191st
                              Street North Miami Beach, Florida 33180; Mellon
                              Preferred Capital Corporation****; Boston Group
                              Holdings, Inc.****; Mellon Trust of New York 1301
                              Avenue of the Americas - 41st Floor New York, New
                              York 10019; Mellon Trust of California 400 South
                              Hope Street Los Angeles, California 90071-2806;
                         Executive Vice President:
                              Mellon Bank, N.A.***;
                         Vice Chairman and Director:
                              The Boston Company, Inc.****;
                         President and Director:
                              RECO, Inc.****;
                              The Boston Company Financial Services,
                              Inc.****;
                              Boston Safe Deposit and Trust Company****;

RONALD P. O'HANLEY       Vice Chairman:
Vice Chairman                 The Dreyfus Corporation*;
                         Director:
                              The Boston Company Asset Management, LLC****;
                              TBCAM Holding, Inc.****; Franklin Portfolio
                              Holdings, Inc. Two International Place - 22nd
                              Floor Boston, Massachusetts 02110; Mellon Capital
                              Management Corporation 595 Market Street, Suite
                              #3000 San Francisco, California 94105; Certus
                              Asset Advisors Corporation One Bush Street, Suite
                              450 San Francisco, California 94104; Mellon-France
                              Corporation***;
                         Chairman and Director:
                              Boston Safe Advisors, Inc.****;
                         Partner Representative:
                              Pareto Partners
                              271 Regent Street
                              London, England W1R 8PP;
                         Chairman and Trustee:
                              Mellon Bond Associates, LLP***;
                              Mellon Equity Associates, LLP***;
RONALD P. O'HANLEY       Trustee:
Vice Chairman                 Laurel Capital Advisors, LLP***;
(continued)              Chairman, President and Chief Executive Officer:
                              Mellon Global Investing Corp.***;
                         Partner:
                              McKinsey & Company, Inc.
                              Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Director:
Senior Vice President         Dreyfus Partnership Management, Inc.*;
and Chief Financial           Seven Six Seven Agency, Inc.*;
Officer                  Chairman and Director:
                              Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         President and Director:
                              Lion Management, Inc.*;
                         Executive Vice President and Director:
                              Dreyfus Service Organization, Inc.*;
                         Vice President, Chief Financial Officer and
                         Director:
                              Dreyfus America Fund+++;
                         Vice President and Director:
                              The Dreyfus Consumer Credit Corporation*;
                              The Truepenny Corporation*;
                         Treasurer, Financial Officer and Director:
                              The Dreyfus Trust Company++;
                         Treasurer and Director:
                              Dreyfus Management, Inc.*;
                              Dreyfus Service Corporation*;
                         Formerly, President and Director:
                              Sandalls & Co., Inc.

MARK N. JACOBS           Vice President, Secretary and Director:
Vice President,               Lion Management, Inc.*;
General Counsel          Secretary:
and Secretary                 The Dreyfus Consumer Credit Corporation*;
                              Dreyfus Management, Inc.*;
                         Assistant Secretary:
                              Dreyfus Service Organization, Inc.**;
                              Major Trading Corporation*;
                              The Truepenny Corporation*

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

JEFFREY N. NACHMAN       President and Director:
Vice President-Mutual         Dreyfus Transfer, Inc.
Fund Accounting               One American Express Plaza
                              Providence, Rhode Island 02903

ANDREW S. WASSER         Vice President:
Vice President-               Mellon Bank Corporation***
Information Services

WILLIAM V. HEALEY        President:
Assistant Secretary           The Truepenny Corporation*;
                         Vice President and Director:
                              The Dreyfus Consumer Credit Corporation*;
                         Secretary and Director:
                              Dreyfus Partnership Management Inc.*;
                         Director:
                              The Dreyfus Trust Company++;
                         Assistant Secretary:
                              Dreyfus Service Corporation*;
                              Dreyfus Investment Advisors, Inc.*;
                         Assistant Clerk:
                              Dreyfus Insurance Agency of Massachusetts,
                              Inc.+++++

--------------------------------------

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
***** The address of the business so indicated is Union Trust Building, 501 Grant Street, Room 179, Pittsburgh, Pennsylvania 15259;
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is 69, Route `d'Esch, L- 1470 Luxembourg.
++++ The address of the business so indicated is 69, Route `d'Esch, L- 2953 Luxembourg.
+++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02103.


Item 27.  Principal Underwriters
--------  ----------------------


     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)   Comstock Partners Funds, Inc.
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Asset Allocation Fund, Inc.
5)   Dreyfus Balanced Fund, Inc.
6)   Dreyfus BASIC GNMA Fund
7)   Dreyfus BASIC Money Market Fund, Inc.
8)   Dreyfus BASIC Municipal Fund, Inc.
9)   Dreyfus BASIC U.S. Government Money Market Fund
10)  Dreyfus California Intermediate Municipal Bond Fund
11)  Dreyfus California Tax Exempt Bond Fund, Inc.
12)  Dreyfus California Tax Exempt Money Market Fund
13)  Dreyfus Cash Management
14)  Dreyfus Cash Management Plus, Inc.
15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  The Dreyfus Fund Incorporated
20)  Dreyfus Global Bond Fund, Inc.
21)  Dreyfus Global Growth Fund
22)  Dreyfus GNMA Fund, Inc.
23)  Dreyfus Government Cash Management Funds
24)  Dreyfus Growth and Income Fund, Inc.
25)  Dreyfus Growth and Value Funds, Inc.
26)  Dreyfus Growth Opportunity Fund, Inc.
27)  Dreyfus Income Funds
28)  Dreyfus Index Funds, Inc.
29)  Dreyfus Institutional Money Market Fund
30)  Dreyfus Institutional Preferred Money Market Fund
31)  Dreyfus Institutional Short Term Treasury Fund
32)  Dreyfus Insured Municipal Bond Fund, Inc.
33)  Dreyfus Intermediate Municipal Bond Fund, Inc.
34)  Dreyfus International Funds, Inc.
35)  Dreyfus Investment Grade Bond Funds, Inc.
36)  The Dreyfus/Laurel Funds, Inc.
37)  The Dreyfus/Laurel Funds Trust
38)  The Dreyfus/Laurel Tax-Free Municipal Funds
39)  Dreyfus LifeTime Portfolios, Inc.
40)  Dreyfus Liquid Assets, Inc.
41)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)  Dreyfus Massachusetts Municipal Money Market Fund
43)  Dreyfus Massachusetts Tax Exempt Bond Fund
44)  Dreyfus MidCap Index Fund
45)  Dreyfus Money Market Instruments, Inc.
46)  Dreyfus Municipal Bond Fund, Inc.
47)  Dreyfus Municipal Cash Management Plus
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Bond Fund, Inc.
51)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)  Dreyfus New Leaders Fund, Inc.
53)  Dreyfus New York Insured Tax Exempt Bond Fund
54)  Dreyfus New York Municipal Cash Management
55)  Dreyfus New York Tax Exempt Bond Fund, Inc.
56)  Dreyfus New York Tax Exempt Intermediate Bond Fund
57)  Dreyfus New York Tax Exempt Money Market Fund
58)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
59)  Dreyfus 100% U.S. Treasury Long Term Fund
60)  Dreyfus 100% U.S. Treasury Money Market Fund
61)  Dreyfus 100% U.S. Treasury Short Term Fund
62)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
63)  Dreyfus Pennsylvania Municipal Money Market Fund
64)  Dreyfus Premier California Municipal Bond Fund
65)  Dreyfus Premier Equity Funds, Inc.
66)  Dreyfus Premier International Funds, Inc.
67)  Dreyfus Premier GNMA Fund
68)  Dreyfus Premier Worldwide Growth Fund, Inc.
69)  Dreyfus Premier Insured Municipal Bond Fund
70)  Dreyfus Premier Municipal Bond Fund
71)  Dreyfus Premier New York Municipal Bond Fund
72)  Dreyfus Premier State Municipal Bond Fund
73)  Dreyfus Premier Value Fund
74)  Dreyfus Short-Intermediate Government Fund
75)  Dreyfus Short-Intermediate Municipal Bond Fund
76)  The Dreyfus Socially Responsible Growth Fund, Inc.
77)  Dreyfus Stock Index Fund, Inc.
78)  Dreyfus Tax Exempt Cash Management
79)  The Dreyfus Third Century Fund, Inc.
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Fund, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Fund, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund

(b)
                                                            Positions and
Name and principal  Positions and offices with              offices with
business address         the Distributor                    Registrant
------------------  ---------------------------             -------------

Marie E. Connolly+    Director, President, Chief             President and
                      Executive Officer and Compliance       Treasurer
                      Officer

Joseph F. Tower, III+ Director, Senior Vice President,       Vice President
                      Treasurer and Chief Financial Officer  and Assistant
                                                             Treasurer

Richard W. Ingram++   Executive Vice President               Vice President
                                                             and Assistant
                                                             Treasurer

Mary A. Nelson+       Vice President                         Vice President
                                                             and Assistant
                                                             Treasurer

Paul Prescott+        Vice President                         None

Jean M. O'Leary+      Assistant Secretary and                None
                      Assistant Clerk

John W. Gomez+        Director                               None

William J. Nutt+      Director                               None


--------------------------------
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York
    10166.



Item 28.   Location of Accounts and Records
           --------------------------------


                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671


                 2.  The Bank of New York
                     90 Washington Street
                     New York, New York 10286


                 3.  Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166


Item 29.   Management Services
-------    -------------------


           Not Applicable


Item 30.   Undertakings
--------   ------------

           Not Applicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 3rd day of June, 1998

       --------------------------------------------------------


       BY:  /s/Marie E. Connolly*
               MARIE E. CONNOLLY, PRESIDENT

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                        Title                      Date
--------------------------     ------------------------------   ----------

/s/ Marie E. Connolly*         President and Treasurer             06/3/98
-------------------------     (Principal Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*      Assistant Treasurer (Principal      06/3/98
--------------------------     Financial and Accounting Officer)
Joseph F. Tower, III

/s/ Joseph S. DiMartino*       Chairman of the Board               06/3/98
--------------------------
Joseph S. DiMartino

/s/ Lucy Wilson Benson*        Director                            06/3/98
--------------------------
Lucy Wilson Benson

/s/ David W. Burke*            Director                            06/3/98
--------------------------
David W. Burke

/s/ Martin D. Fife*            Director                            06/3/98
--------------------------
Martin D. Fife

/s/ Robert R. Glauber*         Director                            06/3/98
--------------------------
Robert R. Glauber

/s/ Whitney I. Gerard*         Director                            06/3/98
--------------------------
Whitney I. Gerard

/s/ Arthur Hartman*            Director                            06/3/98
--------------------------
Arthur Hartman

/s/ George L. Perry*           Director                            06/3/98
--------------------------
George L. Perry


*BY: /s/ Douglas Conroy
     ---------------------
     Douglas Conroy,
     Attorney-in-Fact

                               Index of Exhibits
                               -----------------

(2)       By-Laws, as Amended

(10)      Consent of Independent Auditors